[FORTIS LOGO] -REGISTERED TRADEMARK-

                                  [GRAPHIC]

     A DISCIPLINED, CONSISTENT

             APPROACH TO INVESTING . . .


                                                          FORTIS
                                                          SECURITIES FUND, INC.
                                                          SEMI-ANNUAL REPORT
                                                          January 31, 1997

FORTIS SECURITIES, INC. SEMI-ANNUAL REPORT

CONTENTS

LETTER TO SHAREHOLDERS                                         1

SCHEDULES OF INVESTMENTS                                       2

STATEMENTS OF ASSETS AND LIABILITIES                           8

STATEMENTS OF OPERATIONS                                       9

STATEMENTS OF CHANGES IN NET ASSETS                           10

NOTES TO FINANCIAL STATEMENTS                                 11

BOARD OF DIRECTORS AND OFFICERS                               13

- TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services

 - (800) 800-2638, Ext. 3012

 - 7:30 a.m. to 5:30 p.m. CST, M-Th
 - 7:30 a.m. to 5:00 p.m. CST, F

- TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2638, Ext. 4344

 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2638.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL (800) 800-2638, EXT. 4579.

HOW TO USE THIS REPORT

For a quick overview of the fund's performance during the past six months, refer to the Highlights box below. The letter from the portfolio manager and president provides a more detailed analysis of the fund and financial markets.

The charts alongside the letter are useful because they provide more information about your investments. The top holdings charts show the types of securities in which the fund invests, and the pie chart shows a breakdown of the fund's assets by industry.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

HIGHLIGHTS

                                                     FORTIS
                                                   SECURITIES
                                                      INC.
                                                 --------------
JANUARY 31, 1997:
TOTAL NET ASSETS.............................    $  115,720,458
MARKET PRICE PER SHARE.......................    $         8.50
SHARES OUTSTANDING...........................    $   12,619,689

FOR THE SIX-MONTH PERIOD ENDED JANUARY 31,
   1997:
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $         8.97
  End of period..............................    $         9.17

DISTRIBUTION FROM NET INVESTMENT INCOME:
  TOTAL DIVIDENDS PAID.......................    $    4,625,314
  DIVIDENDS PER SHARE........................    $         .366

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 1/31/97

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds -- Investment Grade              38.5%
Corporate Bonds -- Non-Investment Grade          24.1%
Asset Backed Securities                          12.5%
FNMAs                                            10.0%
FHLMCs                                            5.9%
GNMAs                                             4.9%
Cash Equivalent/Receivables                       2.6%
U.S. Treasury Securities                          1.5%

TOP 10 HOLDINGS AS OF 1/31/97

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  DLJ Mortgage Acceptance Corp. (8.50%) 2001               2.7%
 2.  Green Tree Financial Corp. (7.65%) 2019                  2.6%
 3.  Oakwood Mtg Investors, Inc. (7.10%) 2020                 2.5%
 4.  FNMA (7.50%) 2024                                        2.3%
 5.  Banc One Corp., (7.75%) 2025                             2.2%
 6.  Georgia-Pacific Corp. (9.625%) 2022                      2.0%
 7.  United Air Lines, (10.02%) 2022                          2.0%
 8.  GNMA (9.50%) 2019                                        1.9%
 9.  FNMA (8.00%) 2024                                        1.8%
10.  GTE Corp., (7.90%) 2027                                  1.7%

DEAR SHAREHOLDER,

We are pleased to present the Fortis Securities semi-annual report for the period ended January 31, 1997.

GOOD ENVIRONMENT FOR BONDS

In the summer of 1996, we saw indicators of continued, moderate economic growth. In addition, the wage increases normally associated with a tight labor market were absent. We believed interest rates would continue to be volatile with a moderate upward trend. Consistent with this outlook, our investment strategy going into August 1996 was to maintain a relatively constant duration in the portfolio. An important concept in managing fixed income securities, duration is the measure of a bond fund's sensitivity to interest rate changes. Traditionally measured in years, higher durations mean potentially greater fluctuations in bond values, just as lower durations typically mean less volatility.

From August - November 1996, we maintained the duration of the portfolio between five and five and a half years as the market traded in the range of 6.35% - 7.15% on the 30-year Treasury Bond. In December 1996, we lengthened the duration of the portfolio to around five and three-quarters years, which we considered to be about average within our competitive universe or neutral for strategic reasons.

During the past six months, we have reduced our investments in treasuries and government agency obligations. This has increased our commitment to investment grade corporates and asset backed securities which currently offer the prospects for higher returns. The outlook for improved corporate profitability and a market favoring higher yielding securities supported our decision.

In the lower-rated, higher-yielding bonds, we continued to maintain an allocation just below the Fortis Securities 25% limit. Moderate growth in the U.S. economy, low inflation, declining default rates, and a stock market surge all contributed to a good environment for lower-rated bonds. This sector was the highest performing one in the fixed income market for the six months ended January 31, 1997. These results, combined with strong performance in investment grade corporates and asset-backed securities, contributed to a total return of 7.56% over the past six months.

QUALITY RESEARCH PROVIDES FUTURE ADVANTAGE

We believe the 1997 economy will continue to expand and inflation should remain under control. We also forecast that interest rates will fluctuate within trading ranges determined by the strength of economic data releases. Our portfolio duration strategy will remain neutral with moderate adjustments as we approach the perceived boundaries of these ranges.

We will continue to invest a larger portion of the fund in corporate bonds and asset-backed securities for the reasons outlined above. Our main focus in corporate bonds will be on industry sectors that present improving fundamentals, lower business and event risks, and yet offer a high enough yield. We identify favorable sectors, improving situations and undervalued securities using extensive credit research by our portfolio managers and in-house research staff. We believe that the quality of our research should give us an advantage in the quest for strong returns.

We appreciate your investment with Fortis. If you have any questions, please call us or talk with your investment professional.

Sincerely,

           [SIGNATURE]                                            [SIGNATURE]
Dean C. Kopperud                                                  Howard G. Hudson
President                                                         Vice President

February 12, 1997

FORTIS SECURITIES, INC.
Schedule of Investments
(Unaudited)
January 31, 1997

COMMON STOCKS AND WARRANTS-0.09%

--------------------------------------------------------------------------------
                                                                             Market
   Shares                                                    Cost (b)       Value (c)
   -------                                                   ---------    -------------
             APPAREL-0.02%
      500    Hosiery Corp. of America, Class A (a)(f).....   $  8,460     $      27,500
                                                             ---------    -------------
             CONSUMER GOODS-0.02%
    5,800    Drypers Corp. (Warrants) (a)(f)..............     17,400            17,400
                                                             ---------    -------------
             LEISURE TIME-AMUSEMENTS-0.00%
    6,000    Hemmeter Enterprises, Inc. (Warrants) (a)....     24,000                 1
                                                             ---------    -------------
             RETAIL-MISCELLANEOUS-0.02%
      500    Petro PSC Properties, L.P. (Warrants) (a)....     18,285            26,500
                                                             ---------    -------------
             TELECOMMUNICATIONS-0.03%
    3,300    Clearnet Communications, Inc. (Warrants)
               (a)........................................     49,500            29,700
                                                             ---------    -------------
             TOTAL COMMON STOCKS AND WARRANTS.............   $117,645     $     101,101
                                                             ---------    -------------
                                                             ---------    -------------

ASSET BACKED SECURITIES-12.45%

--------------------------------------------------------------------------------
                                                                  Standard
    Principal                                                     & Poor's                         Market
     Amount                                                        Rating         Cost (b)        Value (c)
   -----------                                                  -------------   ------------    -------------
                 AIR FREIGHT-0.87%
   $1,000,000    Federal Express, 7.84% Pass Thru Certificate
                   Ser 1996-B2 1-30-2018......................         BBB+     $ 1,000,000     $   1,001,003
                                                                                ------------    -------------
                 AIRLINES-1.31%
    1,200,000    Delta Airlines, 10.50% Pass Thru Certificate
                   4-30-2016..................................          BBB       1,463,888         1,513,715
                                                                                ------------    -------------
                 COMMERCIAL LOANS-0.98%
    1,100,000    Midland, 7.76% Ser 1996-C1-B 7-25-2008.......           AA       1,110,797         1,135,062
                                                                                ------------    -------------
                 MANUFACTURED HOMES-5.18%
    3,000,000    Green Tree Financial Corp., 7.65% Sr Sub Pass
                   Thru Certificate Ser 1994-1 Cl A5
                   4-15-2019..................................         Aa2*       2,988,281         3,048,495
    2,993,000    Oakwood Mortgage Investors, Inc., 7.10% Ser
                   1995-A Cl A3 9-15-2020.....................          AAA       2,990,194         2,949,871
                                                                                ------------    -------------
                                                                                  5,978,475         5,998,366
                                                                                ------------    -------------
                 MULTI-FAMILY LOANS-4.11%
    3,000,000    DLJ Mtg Acceptance Corp., 8.50% Multifamily
                   Mtg Pass Thru Certificate Ser 1994-4 Cl A2
                   4-18-2001..................................            A       3,023,906         3,097,296
    1,000,000    DLJ Mtg Acceptance Corp., 8.80% Multifamily
                   Mtg Pass Thru Certificate Ser 1993-12 Class
                   B1 9-18-2003                                          NR         982,500         1,021,276
      865,819    Fund America Structured Transactions, L.P.,
                   Collateralized Note, 8.231% Ser 1996-1 Cl A
                   PO 1-1-2033 (f)(g).........................           NR         627,705           635,295
                                                                                ------------    -------------
                                                                                  4,634,111         4,753,867
                                                                                ------------    -------------
                 TOTAL ASSET BACKED SECURITIES................                  $14,187,271     $  14,402,013
                                                                                ------------    -------------
                                                                                ------------    -------------

CORPORATE BONDS-INVESTMENT GRADE-38.48%

--------------------------------------------------------------------------------
                                                                  Standard
    Principal                                                     & Poor's                         Market
     Amount                                                        Rating         Cost (b)        Value (c)
   -----------                                                  -------------   ------------    -------------
                 AIRLINES-3.06%
   $1,000,000    AMR Corp., 10.00% Deb 4-15-2021..............        Baa3*     $ 1,168,411     $   1,219,148
    2,000,000    United Air Lines, 10.02% Deb 3-22-2014.......         BBB-       2,416,232         2,318,260
                                                                                ------------    -------------
                                                                                  3,584,643         3,537,408
                                                                                ------------    -------------
                 AUTOMOBILE MANUFACTURERS-1.27%
    1,500,000    General Motors Corp., 7.40% Deb 9-11-2025....           A-       1,488,476         1,473,750
                                                                                ------------    -------------
                 BANKS-3.07%
    2,500,000    Banc One Corp., 7.75% 7-15-2025..............           A+       2,435,892         2,537,527
    1,000,000    Comerica Bank, 7.875% 9-15-2026..............           A-         988,018         1,017,674
                                                                                ------------    -------------
                                                                                  3,423,910         3,555,201
                                                                                ------------    -------------

--------------------------------------------------------------------------------

                                                                  Standard
    Principal                                                     & Poor's                         Market
     Amount                                                        Rating         Cost (b)        Value (c)
   -----------                                                  -------------   ------------    -------------
                 BROKERAGE AND INVESTMENT-0.93%
   $1,000,000    Lehman Brothers Holdings, 8.50% Note
                   5-1-2007...................................            A     $ 1,060,299     $   1,073,849
                                                                                ------------    -------------
                 CHEMICALS-1.65%
    2,000,000    Lyondell Petrochemical, 7.55% Note
                   2-15-2026..................................         BBB-       1,869,838         1,906,726
                                                                                ------------    -------------
                 CONTAINERS AND PACKAGING-0.84%
    1,000,000    Crown Cork & Seal Co., Inc., 7.375%
                   12-15-2026.................................         BBB+         988,005           973,325
                                                                                ------------    -------------
                 ENERGY-4.25%
    1,500,000    Apache Corp, 7.70% 3-15-2026.................          BBB       1,494,526         1,509,036
    1,500,000    Columbia Gas Systems, 7.42% 11-28-2015.......          BBB       1,388,184         1,439,262
    1,000,000    El Paso Natural Gas Co., 7.50% Deb
                   11-15-2026.................................          BBB       1,000,000           976,716
    1,000,000    NGC Corp., 7.625% 10-15-2026.................         BBB+         995,233         1,000,287
                                                                                ------------    -------------
                                                                                  4,877,943         4,925,301
                                                                                ------------    -------------
                 ENTERTAINMENT-2.81%
    1,800,000    Time Warner Entertainment, 8.375% Sr Note
                   7-15-2033..................................         BBB-       1,731,969         1,804,142
    1,500,000    Transcontinental Gas Pipeline, 7.25%
                   12-1-2026..................................          BBB       1,497,454         1,450,824
                                                                                ------------    -------------
                                                                                  3,229,423         3,254,966
                                                                                ------------    -------------
                 FOREIGN-GOVERNMENT-1.42%
    1,500,000    Quebec (Province of), 8.80% Bond 4-15-2003...           A+       1,637,670         1,646,308
                                                                                ------------    -------------
                 FOREST PRODUCTS-3.44%
    2,150,000    Georgia-Pacific Corp., 9.625% Deb
                   3-15-2022..................................         BBB-       2,169,818         2,364,200
    1,500,000    Noranda, Inc., 8.625% Deb 7-15-2002..........          BBB       1,494,960         1,614,417
                                                                                ------------    -------------
                                                                                  3,664,778         3,978,617
                                                                                ------------    -------------
                 MEDIA-1.37%
    1,500,000    News America Holdings, Inc., 8.875% Sr Note
                   4-26-2023..................................          BBB       1,488,046         1,580,233
                                                                                ------------    -------------
                 MISCELLANEOUS-3.65%
    1,275,000    Minneapolis MN Community Development Agency,
                   11.25% Ltd Tax Dev Rev Bond Ser 1990-6B
                   6-1-2007                                            BBB+       1,301,875         1,444,585
    1,000,000    New York (City of), 10.00% General Obligation
                   Taxable Bond Fiscal 1991 Ser D 8-1-2005....         BBB+         948,179         1,126,768
    1,500,000    Telecommunications, Inc., 9.80% Sr Note
                   2-1-2012...................................         BBB-       1,658,835         1,649,037
                                                                                ------------    -------------
                                                                                  3,908,889         4,220,390
                                                                                ------------    -------------
                 OIL-REFINING-0.89%
    1,000,000    Diamond Shamrock, 7.65% 7-1-2026.............          BBB         998,458         1,031,640
                                                                                ------------    -------------
                 PAPER-1.28%
    1,565,000    Champion Intl., 7.35% 11-1-2025..............          BBB       1,556,527         1,478,035
                                                                                ------------    -------------
                 REAL ESTATE-INVESTMENT TRUST-0.89%
    1,000,000    Meditrust, 7.82% Note 9-10-2026..............         BBB-       1,000,000         1,033,587
                                                                                ------------    -------------
                 RETAIL-DEPARTMENT STORES-1.18%
    1,400,000    Dayton Hudson Co., 7.875% 6-15-2023..........         BBB+       1,410,508         1,363,655
                                                                                ------------    -------------
                 RETAIL-MISCELLANEOUS-1.29%
    1,500,000    Rite Aid Corp., 7.70% Deb 2-15-2027..........         BBB+       1,495,744         1,491,942
                                                                                ------------    -------------
                 TELECOMMUNICATIONS-2.15%
    1,000,000    360 Communications Corp., 7.50% Sr Note
                   3-1-2006...................................         BBB-         997,837           988,617
    1,500,000    U.S. West Capital Funding, Inc., 7.90%
                   2-1-2027...................................         BBB+       1,500,000         1,495,361
                                                                                ------------    -------------
                                                                                  2,497,837         2,483,978
                                                                                ------------    -------------
                 TELEPHONE SERVICES-1.74%
    2,000,000    GTE Corp., 7.90% 2-1-2027....................           A-       2,000,000         2,018,000
                                                                                ------------    -------------
                 UTILITIES-ELECTRIC-1.30%
    1,500,000    Texas Electric Capital V, 8.175% 1-30-2037...          BBB       1,500,000         1,507,926
                                                                                ------------    -------------
                 TOTAL CORPORATE BONDS - INVESTMENT GRADE.....                  $43,680,994     $  44,534,837
                                                                                ------------    -------------
                                                                                ------------    -------------

FORTIS SECURITIES, INC.
Schedule of Investments (continued)
(Unaudited)
January 31, 1997

CORPORATE BONDS-NON-INVESTMENT GRADE-24.09%

--------------------------------------------------------------------------------
                                                                  Standard
    Principal                                                     & Poor's                         Market
     Amount                                                        Rating         Cost (b)        Value (c)
   -----------                                                  -------------   ------------    -------------
                 AEROSPACE AND EQUIPMENT-0.46%
   $  500,000    K & F Industries, Inc., 11.875% Sr Secured
                   Note 12-01-2003............................           B+     $   471,250     $     536,250
                                                                                ------------    -------------
                 AIRLINES-0.96%
      500,000    Northwest Airlines Trust No. 2, 13.875% Ser D
                   Sub Aircraft Note 6-21-2008................          BB+         500,000           590,000
      500,000    U.S. Air, Inc., 10.375% Pass Thru Certificate
                   3-1-2013...................................           B+         467,066           516,250
                                                                                ------------    -------------
                                                                                    967,066         1,106,250
                                                                                ------------    -------------
                 APPAREL-0.48%
      499,659    Hosiery Corp. of America, Inc., 13.75% Sr Sub
                   Note 8-1-2002..............................           NR         488,148           552,123
                                                                                ------------    -------------
                 AUTOMOBILE AND MOTOR VEHICLE PARTS-0.85%
      500,000    J.B. Poindexter & Co., 12.50% Sr Note
                   5-15-2004..................................           B-         479,404           493,750
      500,000    Penda Corp., 10.75% Sr Note Ser B 3-1-2004...            B         495,032           491,250
                                                                                ------------    -------------
                                                                                    974,436           985,000
                                                                                ------------    -------------
                 BROADCASTING-1.35%
      500,000    Paxson Communications Corp., 11.625% Sr Sub
                   Note 10-1-2002.............................           B-         494,940           526,250
      500,000    SFX Broadcasting, 10.75% Sr Sub Note
                   5-15-2006..................................           B-         500,600           527,500
      500,000    Sinclair Broadcasting, 10.00% Sr Sub Note
                   9-30-2005..................................            B         520,443           511,250
                                                                                ------------    -------------
                                                                                  1,515,983         1,565,000
                                                                                ------------    -------------
                 CABLE TELEVISION-2.54%
    1,000,000    Adelphia Communications Corp., 12.50% Sr Note
                   5-15-2002..................................            B       1,045,361         1,027,500
      500,000    Groupe Videotron, 10.625% Sr Note
                   2-15-2005..................................          BB+         525,040           555,000
      500,000    Telewest plc, 9.625% Sr Deb 10-1-2006........           BB         516,221           507,500
      500,000    United International Holdings, Inc., 14.00%
                   Zero Coupon Sr Secured Disc Note Ser B
                   11-15-1999 (e).............................           B-         363,489           366,250
      500,000    Wireless One, Inc., 13.00% Sr Note
                   10-15-2003.................................         CCC+         492,628           483,750
                                                                                ------------    -------------
                                                                                  2,942,739         2,940,000
                                                                                ------------    -------------
                 CHEMICALS-1.41%
    1,000,000    LaRoche Industries, Inc., 13.00% Sr Sub Note
                   8-15-2004..................................            B       1,054,631         1,105,000
      500,000    NL Industries, Inc., 11.75% Sr Secured Note
                   10-15-2003.................................            B         514,696           527,500
                                                                                ------------    -------------
                                                                                  1,569,327         1,632,500
                                                                                ------------    -------------
                 CONSUMER GOODS-0.22%
      250,000    Chattem, Inc., 12.75% Sr Sub Note Ser B
                   6-15-2004..................................           B-         230,312           260,000
                                                                                ------------    -------------
                 CONTAINERS AND PACKAGING-0.12%
      135,000    Silgan Holdings Corp., 13.25% Sr Disc Deb
                   12-15-2002.................................           B-         136,163           137,700
                                                                                ------------    -------------
                 ENERGY-0.47%
      500,000    Mesa Operating Co., 10.625% Sr Note
                   7-1-2006...................................            B         500,000           541,250
                                                                                ------------    -------------
                 FINANCE COMPANIES-0.62%
      625,000    Homeside, Inc., 11.25% Sr Secured Second
                   Priority Note 5-15-2003....................           B+         643,787           712,500
                                                                                ------------    -------------
                 FOOD-MISCELLANEOUS-0.47%
      500,000    Envirodyne Industries, Inc., 12.00% First
                   Priority Sr Secured Note 6-15-2000.........           B+         495,942           540,000
                                                                                ------------    -------------
                 FOREST PRODUCTS-0.46%
      500,000    Stone Container Corp., 11.875% Sr Note
                   8-1-2016...................................           B+         500,000           527,500
                                                                                ------------    -------------
                 HOUSING-0.44%
      500,000    MDC Holding, Inc., 11.125% Note 12-15-2003...           NR         476,384           508,750
                                                                                ------------    -------------
                 INDUSTRIAL-0.44%
      500,000    Amtrol Acquisition, Inc., 10.625% Sr Sub Note
                   12-31-2006 (f).............................           B-         500,000           513,750
                                                                                ------------    -------------
                 LEISURE TIME-AMUSEMENTS-4.18%
      500,000    Boomtown, Inc., 11.50% First Mtg Note
                   11-1-2003..................................            B         459,375           530,000
      500,000    Kloster Cruise, Inc., 13.00% Sr Secured Note
                   5-1-2003...................................            B         378,052           490,000
    1,000,000    Mohegan Tribal Gaming, 13.50% Sr Note
                   11-15-2002.................................           NR       1,236,616         1,317,500
      500,000    Showboat Marina Casino & Finance Corp.,
                   13.50% First Mtg Bond 3-15-2003............            B         500,000           565,000
      500,000    Stuart Entertainment, 12.50% Sr Sub Note
                   11-15-2004 (f).............................           B-         500,000           511,875
    1,000,000    Trump Atlantic City Associates, 11.25% First
                   Mtg Bond 5-1-2006..........................          BB-         995,708           960,000

--------------------------------------------------------------------------------

                                                                  Standard
    Principal                                                     & Poor's                         Market
     Amount                                                        Rating         Cost (b)        Value (c)
   -----------                                                  -------------   ------------    -------------
   $  500,000    Trump Castle Funding, Inc., 11.75% First Mtg
                   Bond 11-15-2003............................         Caa*     $   469,829     $     465,000
                                                                                ------------    -------------
                                                                                  4,539,580         4,839,375
                                                                                ------------    -------------
                 MACHINERY-0.46%
      500,000    MVE, Inc., 12.50% Sr Secured Note
                   2-15-2002..................................           B+         497,254           530,000
                                                                                ------------    -------------
                 MORTGAGE BACKED SECURITIES-0.55%
      851,378    Sandia Mtg Corp., 9.14% 1991-A Variable Rate
                   Pass Thru Certificate Cl B 8-1-2018 (f)....           NR         640,618           638,534
                                                                                ------------    -------------
                 RETAIL-GROCERY-0.92%
      500,000    Grand Union Co., 12.00% Sr Note 9-1-2004.....           B-         487,287           505,625
      500,000    Pay 'N' Pak Stores, Inc., 13.50% Sr Sub Deb
                   6-1-1998 (a)...............................           NR         498,687             2,500
      500,000    Smith's Food & Drug Centers, Inc., 11.25% Sr
                   Sub Note 5-15-2007.........................           B-         500,000           555,625
                                                                                ------------    -------------
                                                                                  1,485,974         1,063,750
                                                                                ------------    -------------
                 RETAIL-MISCELLANEOUS-0.48%
    1,000,000    Color Tile, Inc., 10.75% Sr Note 12-15-2001
                   (a)........................................           NR         700,000            35,000
      500,000    Petro PSC Properties, L.P., 12.50% Sr Note
                   6-1-2002...................................            B         481,715           515,000
                                                                                ------------    -------------
                                                                                  1,181,715           550,000
                                                                                ------------    -------------
                 STEEL AND IRON-0.89%
      500,000    Bar Technologies, Inc., 13.50% Sr Secured
                   Note 4-1-2001..............................           B-         509,577           520,000
      500,000    Weirton Steel Corp., 11.375% Sr Notes
                   7-1-2004...................................          B2*         502,473           515,000
                                                                                ------------    -------------
                                                                                  1,012,050         1,035,000
                                                                                ------------    -------------
                 TECHNOLOGY-0.93%
      500,000    Advanced Micro Devices, 11.00% Sr Secured
                   Note 8-1-2003..............................            B         500,000           552,500
      500,000    Computervision Corp., 11.375% Sr Sub Note
                   8-15-1999..................................           B-         450,000           520,000
                                                                                ------------    -------------
                                                                                    950,000         1,072,500
                                                                                ------------    -------------
                 TELECOMMUNICATIONS-4.39%
      500,000    American Communications Services, Inc.,
                   13.00% Sr Disc Note 11-1-2005 (Zero coupon
                   until 11-1-2000, thereafter 13.00%) (e)....           NR         303,191           310,000
    1,000,000    Clearnet Communications, Inc., 14.75% Sr Disc
                   Note 12-15-2005 (Zero coupon until
                   12-15-2000, 14.75% thereafter) (e).........          B3*         589,603           645,000
      500,000    Fonorola, Inc., 12.50% Sr Secured Note
                   8-15-2002..................................           B+         500,000           543,750
      500,000    IXC Communications, Inc., 12.50% Sr Note
                   10-1-2005..................................          B3*         514,490           557,500
    1,000,000    Mobile Telecommunications, 13.50% Sr Note
                   12-15-2002.................................           B-       1,016,768           960,000
      500,000    Nextlink Communications, L.L.C., 12.50% Sr
                   Note 4-15-2006.............................           NR         500,000           541,250
      500,000    Orbcomm Global L.P./Capital, 14.00% Sr Note
                   8-15-2004 (f)..............................           B-         504,960           512,500
      500,000    Paging Network, Inc., 10.125% Sr Sub Note
                   8-1-2007...................................            B         505,245           495,000
      500,000    RSL Communications Ltd., 12.25% 11-15-2006
                   (and warrants) (f).........................           NR         500,000           518,750
                                                                                ------------    -------------
                                                                                  4,934,257         5,083,750
                                                                                ------------    -------------
                 TOTAL CORPORATE BONDS - NON-INVESTMENT
                   GRADE......................................                  $27,652,985     $  27,871,482
                                                                                ------------    -------------
                                                                                ------------    -------------

U.S. GOVERNMENT SECURITIES-22.30%

--------------------------------------------------------------------------------
    Principal                                                                        Market
     Amount                                                        Cost (b)         Value (c)
   -----------                                                   -------------    -------------
                 FEDERAL HOME LOAN MORTGAGE CORPORATION-5.94%
                 MORTGAGE BACKED SECURITIES:
   $1,127,293    8.00% 2001...................................   $   1,155,475    $   1,157,236
      458,625    9.00% 2022...................................         487,719          484,136
    1,869,399    9.50% 2016...................................       1,978,379        2,013,692
      707,534    10.50% 2017..................................         753,716          781,603
      359,199    11.25% 2010..................................         388,496          404,042
      297,815    11.50% 2014-2015.............................         327,677          337,089
      272,158    11.75% 2010..................................         288,488          309,282
                                                                 -------------    -------------
                                                                     5,379,950        5,487,080
                                                                 -------------    -------------

FORTIS SECURITIES, INC.
Schedule of Investments (continued)
(Unaudited)
January 31, 1997

U.S. GOVERNMENT SECURITIES-CONTINUED
--------------------------------------------------------------------------------

    Principal                                                                        Market
     Amount                                                        Cost (b)         Value (c)
   -----------                                                   -------------    -------------
                 REMIC-IO & IO-ETTE:
   $   19,310    1.00% Trust #1404-E Interest Only Strip I/O
                   ette 2006 (g)..............................   $     183,835    $     324,605
                                                                 -------------    -------------
                 REMIC-PAC'S:
      516,518    9.00% Trust #136D 2020.......................         519,101          526,710
      532,744    9.50% Trust #1001F 2003......................         543,066          537,722
                                                                 -------------    -------------
                                                                     1,062,167        1,064,432
                                                                 -------------    -------------
                 TOTAL FEDERAL HOME LOAN MORTGAGE
                   CORPORATION................................       6,625,952        6,876,117
                                                                 -------------    -------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION-10.04%
                 MORTGAGE BACKED SECURITIES:
    2,628,215    7.50% 2024...................................       2,622,466        2,630,678
    3,613,328    8.00% 2024-2025..............................       3,659,235        3,685,594
    1,697,101    10.50% 2014-2020.............................       1,776,093        1,877,949
      955,494    11.00% 2011-2018.............................         984,442        1,069,257
       40,196    11.25% 2011..................................          41,729           45,246
      118,062    12.00% 2014..................................         125,699          134,960
      171,607    12.50% 2015..................................         193,809          197,456
                                                                 -------------    -------------
                                                                     9,403,473        9,641,140
                                                                 -------------    -------------
                 REMIC-PAC'S:
    1,980,000    7.00% Trust #1992-49H 2020...................       1,947,516        1,981,643
                                                                 -------------    -------------
                 TOTAL FEDERAL NATIONAL MORTGAGE
                   ASSOCIATION................................      11,350,989       11,622,783
                                                                 -------------    -------------
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-4.86%
                 MORTGAGE BACKED SECURITIES:
    1,457,139    9.00% 2021...................................       1,471,506        1,538,192
    1,134,728    9.125% Fleet Mtg. Securities, Series
                   1989-3C1D 2018 (GNMA Backed) 2018..........       1,159,603        1,149,126
    2,727,747    9.50% 2019-2020..............................       2,847,503        2,928,497
                                                                 -------------    -------------
                 TOTAL GOVERNMENT NATIONAL MORTGAGE
                   ASSOCIATION................................       5,478,612        5,615,815
                                                                 -------------    -------------
                 U.S. TREASURY SECURITIES-1.46%
                 BONDS:
    1,600,000    6.75% 2026...................................       1,588,557        1,583,000
                                                                 -------------    -------------
                 NOTES:
      110,000    6.50% 2005...................................         109,869          110,069
                                                                 -------------    -------------
                 TOTAL U.S. TREASURY SECURITIES...............       1,698,426        1,693,069
                                                                 -------------    -------------
                 TOTAL U.S. GOVERNMENT SECURITIES.............      25,153,979       25,807,784
                                                                 -------------    -------------
                                                                 -------------    -------------
                 TOTAL LONG TERM INVESTMENTS..................   $ 110,792,874    $ 112,717,217
                                                                 -------------    -------------
                                                                 -------------    -------------

SHORT-TERM INVESTMENTS-2.02%

--------------------------------------------------------------------------------
    Principal                                                       Market
     Amount                                                        Value (c)
   -----------                                                   -------------
                 BANKS-2.02%
   $2,336,000    First Trust Money Market Variable Rate Time
                   Deposit, Current rate -- 5.24%.............   $   2,336,000
                                                                 -------------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $113,128,874) (B)..........................   $ 115,053,217
                                                                 -------------
                                                                 -------------

  * Moody's
 (a) Presently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
 (b) At January 31, 1997, the cost of securities for federal income tax purposes was $113,188,327, and the aggregate gross unrealized appreciation and depreciation based on that cost was:

          Unrealized appreciation...........................  $ 3,688,312
          Unrealized depreciation...........................   (1,823,422)
          ---------------------------------------------------------------
          Net unrealized depreciation.......................  $(1,864,890)
          ---------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.

 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.76% of net assets as of January 31, 1997.
 (e) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
 (f) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio management as illiquid securities. The portfolio entered into the following section 144A security transactions:

Date Acquired       Shares/Par   Security                                                                        Cost Basis
------------------  -----------  ------------------------------------------------------------------------------  -----------
March 8, 1993          747,164   Sandia Mortgage Corp., due 2018 - restricted                                     $ 560,373
October 26, 1993       104,214   Sandia Mortgage Corp., due 2018 - restricted                                        80,245
April 29, 1993           5,800   Drypers Corp. (Warrants) - 144A                                                     17,400
October 7, 1994            500   Hosiery Corp. of America, Class A (warrants) - 144A                                  8,460
March 29, 1996         865,819   Fund America Structured Transactions, L.P. due 2033-144A                           627,705
September 30, 1996     500,000   RSL Communications, Ltd., due 2006 - 144A                                          500,000
November 7, 1996       500,000   Amtrol Acquisition, Inc., due 2006 - 144A                                          500,000
November 7, 1996       500,000   Stuart Entertainment, due 2004 - 144A                                              500,000
November 19, 1996      500,000   Orbcomm Global, L.P., due 2004 - 144A                                              504,960

    The value of these securities at January 31, 1997, is $3,375,604 which represents 2.92% of net assets.
 (g) The interest rates disclosed for interest only and principal only strips represents effective yields at January 31, 1997, based upon the estimated timing and amount of future cash flows. These investments have been identified by portfolio management as illiquid securities.
 (h) Note: The aggregate value of securities identified by portfolio management as illiquid securities in footnote (f) and (g) above is $3,700,209 which represents 3.20% of net assets at January 31, 1997.

FORTIS SECURITIES, INC.

Statement of Assets and Liabilities

(Unaudited)

January 31, 1997

--------------------------------------------------------------------------------
ASSETS
  Investments in securities, as detailed
    in the accompanying schedules, at
    market (cost $113,128,874)(Note
    1)..................................  $  115,053,217
  Cash on deposit with custodian........          10,428
  Receivables:
    Investment securities sold..........       1,433,054
    Interest and dividends..............       2,200,857
  Prepaid expenses......................          18,885
                                          --------------
TOTAL ASSETS............................     118,716,441
                                          --------------
LIABILITIES
  Cash portion of dividends payable
    ($.061 per share)...................         769,801
  Payable for investment securities
    purchased...........................       2,000,000
  Payable for investment advisory and
    management fees (Note 2)............          76,584
  Accounts payable and accrued
    expenses............................         149,598
                                          --------------
TOTAL LIABILITIES.......................       2,995,983
                                          --------------
NET ASSETS
  Net proceeds of capital stock, par
    value $.01 per share- authorized
    15,000,000 shares; outstanding
    12,619,689 shares...................     134,925,762
  Unrealized appreciation of
    investments.........................       1,924,343
  Undistributed net investment income...          66,976
  Accumulated net realized loss from
    sale of investments.................     (21,196,623)
                                          --------------
TOTAL NET ASSETS........................  $  115,720,458
                                          --------------
NET ASSET VALUE PER SHARE...............           $9.17
                                          --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS SECURITIES, INC.

Statement of Operations

(Unaudited)

For the Six-Month Period Ended January 31, 1997

--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
  Income
    Interest income.....................  $ 4,976,085
  Expenses:
    Investment advisory and management
      fees (Note 2).....................      355,278
    Legal and auditing fees (Note 2)....       24,449
    Custodian fees......................        9,452
    Shareholders' notices and reports...       64,382
    Directors' fees and expenses........        9,121
    Exchange listing fees...............       14,367
    Other...............................       26,176
                                          ------------
  Total expenses........................      503,225
                                          ------------
NET INVESTMENT INCOME...................    4,472,860
                                          ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTE 1):
  Net realized loss from security
    transactions........................      (47,533)
  Net change in unrealized appreciation
    of investments in securities........    2,716,149
                                          ------------
NET GAIN ON INVESTMENTS.................    2,668,616
                                          ------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS.........................  $ 7,141,476
                                          ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS SECURITIES, INC.

Statement of Changes in Net Assets

--------------------------------------------------------------------------------
                                             FOR THE
                                            SIX-MONTH
                                           PERIOD ENDED
                                           JANUARY 31,        FOR THE
                                               1997          YEAR ENDED
                                           (UNAUDITED)     JULY 31, 1996
                                          --------------   --------------
OPERATIONS
  Net investment income.................  $    4,472,860   $    9,773,183
  Net realized loss on investments......         (47,533)      (2,281,389)
  Net change in unrealized appreciation
    (depreciation) of investments.......       2,716,149         (130,897)
                                          --------------   --------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS.........................       7,141,476        7,360,897
                                          --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income............      (4,387,018)      (9,750,940)
  Excess distributions of net realized
    gains (Note 1)......................        (238,296)        (194,644)
                                          --------------   --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....      (4,625,314)      (9,945,584)
                                          --------------   --------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from 4,611 and 11,289 shares
    issued as a result of reinvested
    dividends...........................          53,301           93,545
                                          --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
ASSETS..................................       2,569,463       (2,491,142)
NET ASSETS:
  Beginning of period...................     113,150,995      115,642,137
                                          --------------   --------------
  End of period (includes undistributed
    (excess of distributions over) net
    investment income of $66,976 and
    $(18,866), respectively)............  $  115,720,458   $  113,150,995
                                          --------------   --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS SECURITIES, INC.

Notes to Financial Statements

(Unaudited)

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Fortis Securities, Inc., ("the fund") is a closed-end diversified management investment company. The primary investment objective of the fund is to seek a high level of current income through investment in a diversified portfolio of debt securities, some of which may be privately placed and some of which may have equity features. Capital appreciation is a secondary objective.

   SECURITY VALUATION: Investments in securities traded on national securities exchange or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. When market quotations are not readily available, or when restricted or illiquid securities or other assets are being valued, such securities or other assets are valued at fair value as determined in good faith by management under supervision of the Board of Directors. However, debt securities may be valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional-size trading units of debt securities when such valuations are believed to more accurately reflect the fair market value of such securities. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

   SECURITIES PURCHASED ON A WHEN-ISSUED BASIS: Delivery and payment for securities that have been purchased by the Fortis Securities Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. As of January 31, 1997, there were no outstanding purchases on a when-issued basis.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. For the six-month period ended January 31, 1997, the cost of purchases and proceeds from sales of securities (other than short-term securities) aggregated $77,692,086 and $81,014,386, respectively.

   INCOME TAXES: The fund intends to qualify, under the Internal Revenue Code, as a regulated investment company and if so qualified, will not have to pay federal income taxes to the extent its taxable income is distributed. On a calendar year basis, the fund is subject to a 4% federal excise tax to the extent it does not distribute substantially all of its net investment income and realized gains, if any.

   Net investment income and net realized gains differ for financial statement and tax purposes primarily because of the recognition of market discount as ordinary income for tax purposes and wash sale transactions. The character of distributions made during the year from net investment income or net realized gains may therefore differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund. The effect on dividend distributions of the book-to-tax difference is presented as "excess distributions of net realized gains" in the statement of changes in net assets and the financial highlights.

   For federal income tax purposes, the fund had a capital loss carryover of $20,886,180 at July 31, 1996, which, if not offset by subsequent capital gains will expire as follows:

1997.........................................    $ 2,087,647
1998.........................................      1,344,644
1999.........................................      5,325,293
2001.........................................        315,226
2002.........................................        258,409
2003.........................................      4,462,090
2004.........................................      7,000,194
2005.........................................         92,677

   It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryover has been offset or expired.

   ILLIQUID SECURITIES: At January 31, 1997, investments in securities for the fund included issues that are illiquid. The fund currently limits investments in illiquid securities to 15% of net assets, at market value, at the date of purchase. The aggregate value of such securities at January 31, 1997, was $3,700,209 which represents 3.20% of net assets. Pursuant to guidelines adopted by the Board of Directors, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above.

   INCOME AND CAPITAL GAINS DISTRIBUTION: Income distributions are declared and paid monthly. The fund will make annual distributions of any realized capital gains as required by law.

   DIVIDEND REINVESTMENT PLAN: A shareholder may choose to have their dividends and capital gains distributions reinvested in additional whole and fractional shares. Although reinvested, this distribution will still be taxable. Under this plan, when the market price is greater than the net asset value, the reinvestment price will be the greater of 95 percent of the month-end market price (plus brokerage commissions) or the month-end net asset value. When the market price is less than the net asset value, the reinvestment price will be the market price (plus brokerage commissions) to the extent that shares can be purchased in the open market.

   A shareholder will receive his dividends and capital gains distributions in cash automatically, unless they inform the fund in writing that they desire to have their distributions reinvested in additional shares. This may be done by contacting Fortis Advisers, Inc. (see page 13). Notice to initiate or to terminate this Plan must be received by Advisers 15 days prior to the dividend date for which it is to become effective.

   USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc., is the investment adviser for the fund. Investment advisory and management fees are computed at the annual rate of .45% for the first $100 million of average monthly net assets and at the annual rate of .40% of average monthly net assets over $100 million, plus 2% of investment income.

   Legal fees and expenses aggregating $11,342 for the six-month period ended January 31, 1997, were paid to a law firm of which the secretary of the fund is a partner.

FORTIS SECURITIES, INC.

(Unaudited)

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS Selected per share historical data for the Portfolio was as follows:

                                                                             Year Ended July 31,
                                                        -------------------------------------------------------------
                                            1997***       1996         1995         1994         1993         1992
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $    8.97    $    9.18    $    9.33    $   10.24    $   10.13    $    9.91
                                           ---------    ---------    ---------    ---------    ---------    ---------
Operations:
  Investment income - net...............         .37          .78          .84          .93         1.02         1.02
  Net realized and unrealized gain
    (loss) on investments...............         .20         (.20)        (.11)        (.89)         .12          .25
                                           ---------    ---------    ---------    ---------    ---------    ---------
Total from operations...................         .57          .58          .73          .04         1.14         1.27
                                           ---------    ---------    ---------    ---------    ---------    ---------
Distributions to shareholders:
  From investment income - net..........        (.35)        (.78)        (.87)        (.95)       (1.03)       (1.03)
  Excess distributions of net realized
    gains...............................        (.02)        (.01)        (.01)          --           --         (.02)
                                           ---------    ---------    ---------    ---------    ---------    ---------
Total distributions to shareholders.....        (.37)        (.79)        (.88)        (.95)       (1.03)       (1.05)
                                           ---------    ---------    ---------    ---------    ---------    ---------
Net asset value, end of period..........   $    9.17    $    8.97    $    9.18    $    9.33    $   10.24    $   10.13
                                           ---------    ---------    ---------    ---------    ---------    ---------
Per-share market value, end of period...   $    8.50    $   7.875    $    8.75    $   9.625    $   10.24    $   11.50
Total investment return, market
  value*................................       13.55%       (1.36%)        .25%       (8.16%)      11.50%       16.51%
Total investment return, net asset
  value**...............................        7.56%        6.93%        8.46%         .01%        9.91%       12.61%
Net assets end of period (000s
  omitted)..............................   $ 115,720    $ 113,151    $ 115,642    $ 115,350    $ 123,541    $ 119,080
Ratio of expenses to average monthly net
  assets................................         .87%+        .80%         .78%         .76%         .80%         .82%
Ratio of net investment income to
  average monthly net assets............        7.70%+       8.47%        9.33%        9.30%       10.12%       10.10%
Portfolio turnover rate.................          69%          67%          75%         125%          86%          49%

* Total investment return, market value, is based on the change in market price of a share during the period and assumes reinvestment of distributions at at actual prices pursuant to the fund's dividend reinvestment plan.
** Total investment return, net asset value, is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.
***  For the six-month period ended January 31, 1997.
+    Annualized.

DIRECTORS AND OFFICERS

DIRECTORS     Richard W. Cutting         CPA AND FINANCIAL CONSULTANT
              Allen R. Freedman          CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
                                           FORTIS, INC. MANAGING DIRECTOR OF
                                           FORTIS INTERNATIONAL, N.V.
              Dr. Robert M. Gavin        INTERIM PRESIDENT, HAVERFORD COLLEGE.
                                           PRIOR TO JULY 1996, PRESIDENT
                                           MACALESTER COLLEGE
              Benjamin S. Jaffray        CHAIRMAN, SHEFFIELD GROUP, LTD.
              Jean L. King               PRESIDENT, COMMUNI-KING
              Dean C. Kopperud           CHIEF EXECUTIVE OFFICER AND DIRECTOR,
                                           FORTIS ADVISERS, INC. PRESIDENT AND
                                           DIRECTOR, FORTIS INVESTORS, INC.
                                           SENIOR VICE PRESIDENT AND DIRECTOR,
                                           FORTIS BENEFITS INSURANCE COMPANY AND
                                           TIME INSURANCE COMPANY
              Edward M. Mahoney          PRIOR TO JANUARY, 1995, CHAIRMAN AND
                                           CHIEF EXECUTIVE OFFICER, FORTIS
                                           ADVISERS, INC., FORTIS INVESTORS,
                                           INC.
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT PRIOR TO JULY, 1995, VICE
                                           PRESIDENT AND TREASURER, JOSTENS,
                                           INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Noel Shadko                MARKETING CONSULTANT PRIOR TO MAY,
                                           1996, SENIOR VICE PRESIDENT OF
                                           MARKETING & STRATEGIC PLANNING,
                                           ROLLERBLADE, INC.
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR PRIOR TO JANUARY, 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

Dean C. Kopperud
  PRESIDENT AND DIRECTOR
Robert W. Beltz, Jr.
  VICE PRESIDENT
James S. Byrd
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
Howard G. Hudson
  VICE PRESIDENT
David A. Peterson
  VICE PRESIDENT
Scott Plummer
  VICE PRESIDENT
Rhonda J. Schwartz
  VICE PRESIDENT
Gary N. Yalen
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT MANAGER AND          Fortis Advisers, Inc.
DIVIDEND DISBURSING AGENT       BOX 64284, ST. PAUL, MINNESOTA 55164

REGISTRAR                       Norwest Bank Minnesota, N.A.
                                MINNEAPOLIS, MINNESOTA

CUSTODIAN                       First Bank National Association
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG Peat Marwick LLP
                                MINNEAPOLIS, MINNESOTA

MARKET PRICE  Fortis Securities, Inc. is listed on the New York Stock Exchange with the Ticker symbol "FOR." The market price is carried daily in the financial pages of most newspapers in the New York Stock Exchange Composite Transactions listings under the abbreviation FortisSec.

              In addition, each Monday The Wall Street Journal and other financial publications include a "Closed-End Funds" table which sets forth on a per share basis the previous week's net asset value, market price and the percentage difference between net asset value and market price for the fund under the name Fortis Securities.

The use of this material is authorized only when preceded or accompanied by a prospectus.

FORTIS FINANCIAL GROUP

Fortis Financial Group (FFG) provides solutions for customers' financial needs using mutual funds, annuities and life insurance. Besides our own array of quality products, we create and deliver customized products for other financial service providers. Like the Fortis name, which comes from the Latin for strong and steadfast, we concentrate on the customer relationships we build, the services we provide, the solutions we offer and the performance we seek.

FFG includes Fortis Advisers, Inc. an established money
manager, as well as Fortis Investors, Inc., a broker dealer           [GRAPHIC]
with nationwide sales and marketing influence. The guarantees in our insurance products are underwritten by Fortis Benefits
Insurance Company and Time Insurance Company.

Fortis Financial Group is part of Fortis, Inc. a financial services company that provides specialty insurance and investment products to individuals, businesses, associations and other financial services organizations in the United States. Fortis, Inc., is part of Fortis, a worldwide group of companies active in the fields of insurance, banking and investment. Fortis is jointly owned by Fortis, AMEV of The Netherlands and Fortis AG of Belgium.

[GRAPHIC] FOR MORE INFORMATION, CALL YOUR INVESTMENT REPRESENTATIVE OR FORTIS AT (800) 800-2638.




[FORTIS LOGO]-REGISTERED TRADEMARK-                          ---------------
                                                                Bulk Rate
FORTIS FINANCIAL GROUP                                         U.S. Postage
P.O. BOX 64284                                                    PAID
ST. PAUL, MN 55164                                           Permit No. 3794
                                                             Minneapolis, MN
                                                             ---------------
FORTIS SECURITIES
FUND, INC.




[RECYCLE LOGO] Printed on recycled paper with 40% preconsumer waste and 10% post consumer waste. Please recycle.

[FORTIS LOGO] -REGISTERED TRADEMARK- and Fortis -REGISTERED TRADEMARK- are registered trademarks of Fortis AMEV and Fortis AG.

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